Capital Management (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Net Debt, Adjusted Shareholders' Equity and Adjusted Capital

The calculation of net debt, adjusted shareholders’ equity and adjusted capital is set out in the following table:

	2017		2016

Short-term debt obligations	$730		$389
Current portion of long-term debt obligations	–		500
Long-term debt obligations	3,750		3,750
Net unamortized debt issue costs	(39	) [1]	(48)

Total debt	4,441		4,591
Cash and cash equivalents	(116)		(32)

Net debt	4,325		4,559

Total shareholders’ equity	8,303		8,199
Accumulated other comprehensive (income) loss	(25)		25

Adjusted shareholders’ equity	8,278		8,224

Adjusted capital [2]	$12,603		$12,783

[1] Comprised of net unamortized debt issue costs less current portion of amortization included in prepaid expenses and other current assets.

[2] Adjusted capital = (total debt – cash and cash equivalents) + (total shareholders’ equity – accumulated other comprehensive (income) loss).

Components of Ratios

The company monitors capital on the basis of a number of factors, including the ratios of: net debt to net income from continuing operations before finance costs, income taxes, depreciation and amortization, exit costs, termination benefit costs, certain impairment charges and Transaction costs (“adjusted EBITDA”); adjusted EBITDA to finance costs before unwinding of discount on asset retirement obligations, borrowing costs capitalized to property, plant and equipment and interest on net defined benefit pension and other post-retirement plan obligations (“adjusted finance costs”); net debt to adjusted capital; and fixed-rate debt obligations as a percentage of total debt obligations.

	2017	2016 [5]

Components of ratios
Adjusted EBITDA	$1,290	$1,294
Net debt	$4,325	$4,559
Adjusted finance costs	$213	$194
Adjusted capital	$12,603	$12,783
Ratios
Net debt to adjusted EBITDA [1]	3.35	3.52
Adjusted EBITDA to adjusted finance costs [2]	6.06	6.67
Net debt to adjusted capital [3]	34.3%	35.7%
Fixed-rate debt obligations as a percentage of total debt obligations [4]	83.7%	91.6%

[1]	Net debt to adjusted EBITDA = (total debt – cash and cash equivalents) / adjusted EBITDA.

[2]	Adjusted EBITDA to adjusted finance costs = adjusted EBITDA / adjusted finance costs.

[3]	Net debt to adjusted capital = (total debt – cash and cash equivalents) / (total debt – cash and cash equivalents + total shareholders’ equity – accumulated other comprehensive income (loss)).

[4]	Fixed-rate debt obligations as a percentage of total debt obligations is determined by dividing fixed-rate debt obligations by total debt obligations.

[5]	Figures recalculated due to adjustments described in the table on page 99.

Summary of Adjusted EBITDA and Adjusted Finance Costs

	2017	2016 [1]

Net income from continuing operations	$154	$199
Finance costs	238	216
Income taxes	(183)	44
Depreciation and amortization	692	695
Share of Canpotex’s Prince Rupert project exit costs	–	33
Termination benefit costs	–	32
Impairment charges	305	57
Transaction costs	84	18

Adjusted EBITDA	$1,290	$1,294

[1] $92 of dividend income, $31 of share of earnings of equity-accounted investees and $1 of income tax recovery have been reclassified as a result of investments in SQM, APC and ICL being classified as discontinued operations in 2017.

	2017	2016

Finance costs	$238	$216
Unwinding of discount on asset retirement obligations	(17)	(14)
Borrowing costs capitalized to property, plant and equipment	11	11
Interest on net defined benefit pension and other post-retirement plan obligations	(19)	(19)

Adjusted finance costs	$213	$194